Note 20. Supplementary Cash Flow Information (Detail) - Items Not Affecting Cash Flows: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Depreciation and amortization	$ 17,080	$ 22,375	$ 28,514
Stock option compensation	1,567	1,229	2,768
Loss on Celerion note receivable	2,411
Deferred income taxes	38,137	3,666	8,493
Change in fair value of embedded derivatives	12,020	(2,649)	(13,050)
Foreign currency transactional loss	6,271	1,623	26,341
Equity loss, including cash distribution of $nil (2011 ― $951; 2010 ― $3,034)		1,079	3,684
Write-down of investments and other long-term assets			1,632
Loss on sale of investments		(1,691)	1,054
Other including foreign currency translation adjustments	6,908	(260)	13,208
	$ 84,394	$ 27,063	$ 72,644